Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Name of Optionee	Number of Shares Subject to Founder's Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300
Total	22,805,512

Name of optionee	Number of shares subject to Founder's Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300
Total	22,805,512

Summary of stock option activities

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Balance at beginning of year	22,805,512	$0.22	-	$-
Issued	-	-	22,805,512	0.22
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance at end of year	22,805,512	$0.22	22,805,512	$0.22
Options exercisable at end of year	22,805,512	$0.22	22,805,512	$0.22

Summary of common stock issuable upon exercise of options outstanding
Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2014	Weighted Average Exercise Price
$0.22	22,805,512	3.70	$0.22	22,805,512	$0.22

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2013	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2013	Weighted Average Exercise Price
$0.22	22,805,512	3.95	$0.22	22,805,512	$0.22